INCOME TAX - Schedule of company's net deferred tax asset (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Startup/Organizational expenses	$ 756,241	$ 147,861
Total deferred tax assets	756,241	147,861
Valuation allowance	$ (756,241)	$ (147,861)